Annual Fund Operating Expenses - Invesco Dynamic Leisure and Entertainment ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.55%